Asset retirement and environmental obligations (Tables)	12 Months Ended
Dec. 31, 2020
Asset retirement and environmental obligations
Summary of changes in asset retirement and environmental obligations

	2020			2019
	Asset retirement	Environmental
	obligations	obligations	Total	Total
Balance at the beginning of the year	222,377	71,450	293,827	270,283
Additions	—	—	—	777
Payments	(3,350)	(7,076)	(11,132)	(14,550)
Foreign exchange effects	(21,613)	(15,531)	(37,144)	(4,301)
Interest accrual	10,889	3,126	14,015	13,425
Remeasurement discount rate (i)	17,379	(3,112)	14,973	(3,635)
Changes in amount and time of cash flows (ii)	1,507	—	1,507	31,828
Balance at the end of the year	227,189	48,857	276,046	293,827
Current liabilities	24,510	8,585	33,095	19,001
Non-current liabilities	202,679	40,272	242,951	274,826
(i)

As of December 31, 2020, the credit risk-adjusted rate used for Peru was between 1.70% to 4.00%  (December 31, 2019:  5.2% to 7.8%) and for Brazil was between 0.07% to 6.75%  (December 31, 2019:  3.5% to 5.3%).

(ii)

In 2019, as part of its annual asset retirement obligations review, the Company increased its expectation of disbursements on decommissioning obligations in certain operations, in accordance with updates in its environmental or asset retirement studies. Property, plant and equipment has been increased by the same amount in accordance with the update of asset retirement studies of the year ended December 31, 2019. For the year ended December 31, 2020, there were no updated environmental studies.